Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents (note 8)	$ 445,452	$ 567,994	$ 678,392	$ 806,904
Accounts receivable, including non-trade of $15,273 (2016 - $33,924) and related party balances of $16,068 (2016 - $26,471)	159,859	295,357
Prepaid expenses and other (note 15)	38,180	84,899
Current portion of loans to equity-accounted investees (note 22)	107,486	9,471
Total current assets	832,711	1,281,434
Investments in subsidiaries (note 1)	1,335,123	1,299,854
Other non-current assets	83,211	190,699
Total assets	8,092,437	12,814,752
Current
Accounts payable	24,107	53,507
Due to affiliates	49,100	11,785
Total current liabilities	1,364,932	1,646,460
Long-term debt (note 8)	2,616,808	5,640,955
Other long-term liabilities (note 7)	112,056	333,236
Total liabilities	5,212,781	8,476,357
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 89,127,041 shares outstanding and issued (2016 – 86,149,975)) (note 12)	919,078	887,075
(Accumulated deficit) retained earnings	(135,892)	22,893
Total liabilities and equity	8,092,437	12,814,752
Teekay Parent
Current
Cash and cash equivalents (note 8)	22,050	8,585	$ 40,484	$ 36,528
Accounts receivable, including non-trade of $15,273 (2016 - $33,924) and related party balances of $16,068 (2016 - $26,471)	699	3,241
Prepaid expenses and other (note 15)	175	49
Current portion of loans to equity-accounted investees (note 22)	736,938	786,110
Total current assets	759,862	797,985
Investments in subsidiaries (note 1)	1,117,291	3,122,738
Other non-current assets	297	1,586
Total assets	1,877,450	3,922,309
Current
Accounts payable	1,660	344
Accrued liabilities	24,972	26,036
Due to affiliates	254,983	1,951,901
Other current liabilities	2,239	2,441
Total current liabilities	283,854	1,980,722
Long-term debt (note 8)	586,982	584,349
Other long-term liabilities (note 7)	10,783	11,981
Total liabilities	881,619	2,577,052
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 89,127,041 shares outstanding and issued (2016 – 86,149,975)) (note 12)	919,078	887,075
(Accumulated deficit) retained earnings	76,753	458,182
Total equity	995,831	1,345,257
Total liabilities and equity	$ 1,877,450	$ 3,922,309